Finance debt - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Current finance debt	$ 9,373	$ 7,739
Carrying amount | Within one year | Long-Term Borrowings, Excluding Finance Lease Liabilities
Disclosure of detailed information about borrowings [line items]
Current finance debt	7,175	6,849
Carrying amount | Within one year | Commercial Papers
Disclosure of detailed information about borrowings [line items]
Current finance debt	$ 2,040	$ 744